Consolidated Statements of Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Consolidated Statements of Comprehensive Loss Income
Net loss	$ (6,471,668)	$ (6,574,374)
Items that may subsequently be reclassified to net income or loss:
Currency translation adjustment, net of tax of $nil	(1,953,256)	6,017,205
Other comprehensive (loss) income, net of taxes	(1,953,256)	6,017,205
Attributable to:
Equity holders of the Company	(1,936,430)	5,971,491
Non-controlling interests	(16,826)	45,714
Total comprehensive loss, net of taxes	(8,424,924)	(557,169)
Attributable to:
Equity holders of the Company	(8,357,315)	(594,949)
Non-controlling interests	$ (67,609)	$ 37,780